TURNOVER TAX	12 Months Ended
Dec. 31, 2024
TURNOVER TAX
TURNOVER TAX

27.TURNOVER TAX

As of January 2020, January 2023 and January 2024, the fiscal authorities of the City of Buenos Aires (C.A.B.A.), the Province of Mendoza and the Province of Buenos Aires (PBA), respectively, began to tax with the (“IIBB”) to the results from securities and instruments issued by the B.C.R.A. (hereinafter Leliqs/Notaliqs and Repo transactions, without distinction).

The B.C.R.A. initiated declaratory actions of certainty against both tax authorities regarding the unconstitutionality of the measures implemented, as they directly and significantly affect the purposes and functions assigned to the B.C.R.A., substantially altering the execution of national monetary and financial policy, The B.C.R.A. also cited that the imposition of this Turnover Tax is in clear contradiction to the provisions of the National Constitution and its Organic Charter. The B.C.R.A. has the authority to issue instruments to regulate monetary policy and achieve financial and exchange stability.

Through the enacted laws, provincial governments exceed their powers by imposing taxes on these monetary policy instruments, the regulation, implementation, and/or use of which falls within the jurisdiction of the B.C.R.A. This directly impacts the immunity principle of the national government's policy as these revenues cannot be subject to taxation at the local level due to their immunity or non-taxable status. Both municipalities and provinces lack tax authority over financial instruments issued by the National Government.

In line with the presentations made by the B.C.R.A., the Association of Argentine Banks (ABA), the Association of Banks of Argentina (ADEBA) and most financial institutions operating in these provinces. They also brought actions for unconstitutionality on the rules, which are still pending resolution by the Supreme Court of the Nation (CSJN).

Based on the above, the Entity considers that the fundamentals underpinning the non-taxability of this type of instruments are sound and supported by expert opinions of its own and third-party specialists, we estimate the probabilities of a favorable outcome to our majority position. Therefore, it has ceased to pay the tax on results generated by the operations of Leliqs and Repo transactions in C.A.B.A. since April 2023 and by the operations of Repo transactions in PBA since January 2024.

On September 30, 2023, the Act (C.A.B.A.) No. 6655 was published, which provides for the reduction of the IIBB rate to 0% or 2.85% for transactions involving passes and B.C.R.A. securities, as regulated and subject to the effective transfer of co-participation funds or as agreed with the National Government.

As of December 31, 2024 the Bank has automatic determinations from AGIP (Government Revenue Agency) for the period from June to August 2023, therefore, a contingency provision amounting to $ 31,788,908 has been constituted.

Finally, and in relation to the discussion in the province of Mendoza, we mention that pursuant to the publication of the General Resolution (ATM Mendoza) No. 70/2024 and what is set out in art. 17 of the same, we have requested the acquiesce to the amounts duly determined, the reduction of the fine to the legal minimum and we have advanced with the payment of the sums claimed that amounted to $5,607. This acquiesce was formally accepted by the ATM through Administrative Resolutions N° 198 and 533 of 2024.

As of the date of issue of these financial statements, we are working on the withdrawal of the action filed with the Supreme Court of the Nation (CSJN).